Trade accounts receivable - Trade accounts receivable, less allowance for doubtful accounts (Details) - EUR (€)	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016	Jan. 01, 2016
Trade accounts receivable [Line Items]
Trade accounts receivable	€ 3,455,721,414.78		€ 3,864,217,000
finance lease receivables	28,725,817.3		58,336,000
less allowance for doubtful accounts	118,015,000	€ 474,891,000	474,891,000	€ 482,461,000	€ 482,461,000	€ 427,841,000
Trade accounts receivable, net	3,337,706,000		3,389,326,000
Trade accounts receivable included in other non-current assets	120,668,000		€ 90,344,000
Allowance Trade Accounts Receivable Allowance Increase	278,000
Allowance Trade Accounts Receivable Increase IFRS 15	366,010,000
Allowance Trade Accounts Receivable Non Current IFRS 9	3,490,000
Credit impaired trade AR [Member]
Trade accounts receivable [Line Items]
Trade accounts receivable	325,239,660.25
finance lease receivables	0
less allowance for doubtful accounts	(85,774,767.53)
Trade accounts receivable, net	€ 239,464,892.72